Other investments	12 Months Ended
Dec. 31, 2023
Other investments
Other investments

12 Other investments

	2023	2022	2021
	$m	$m	$m
Non-current investments
Equity securities at fair value through Other comprehensive income	1,530	1,056	1,168
Fixed income securities at fair value through profit or loss	–	10	–
Total	1,530	1,066	1,168
Current investments
Fixed income securities at fair value through profit or loss	20	13	16
Cash collateral pledged to counterparties	102	162	–
Fixed deposits	–	64	53
Total	122	239	69

Other investments held at FVOCI include equity securities which are not held for trading and which the Group has irrevocably elected at initial recognition to recognise in this category. Other investments held at FVPL mainly comprise fixed income securities that the Group holds to sell.

The fair value of listed investments is based on year end quoted market prices. Fixed deposits and Cash collateral pledged to counterparties are held at amortised cost with carrying value being a reasonable approximation of fair value given their short-term nature.

Cash collateral pledged to counterparties relates to collateral pledged on derivatives entered into to hedge the Group's risk exposures. In 2022, following significant foreign currency volatility increasing the collateral requirements, the Group revised its presentation to ‘Other investments’. In 2021 amounts of $47m are presented within Cash and cash equivalents.

Fair value hierarchy

The table below analyses equity securities and bonds, contained within Other investments and carried at fair value, by valuation method. The different levels have been defined as follows:

>	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities
>	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices)
>	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	2023	2023	2022	2022	2021	2021
	FVPL	FVOCI	FVPL	FVOCI	FVPL	FVOCI
	$m	$m	$m	$m	$m	$m
Level 1	20	1,217	13	880	16	1,064
Level 2	–	–	–	–	–	–
Level 3	–	313	10	176	–	104
Total	20	1,530	23	1,056	16	1,168

Assets are transferred in or out of each Level on the date of the event or change in circumstances that caused the transfer.

Equity securities that are analysed at Level 3 include investments in private biotech companies. In the absence of specific market data, these unlisted investments are held at fair value based on the cost of investment and adjusting as necessary for impairments and revaluations on new funding rounds, which approximates to fair value. Movements in Level 3 investments are detailed below:

	2023	2023	2022	2022	2021
	FVPL	FVOCI	FVPL	FVOCI	FVOCI
	$m	$m	$m	$m	$m
At 1 January	10	176	–	104	217
Additions	–	127	10	32	1
Revaluations	3	14	–	50	–
Net transfers out from Level 3 to Level 1	–	–	–	(4)	(113)
Disposals	(13)	(8)	–	(5)	–
Impairments and exchange adjustments	–	4	–	(1)	(1)
At 31 December	–	313	10	176	104